Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
Corporate & Commercial Banking offers a wide range of financial services and solutions to more complex businesses across multiple sectors, typically with annual turnovers of between £2m and £500m. Service and expertise are provided by relationship managers, product specialists and through digital and telephony channels, and cover clients’ needs both in the UK and overseas.
–Corporate & Investment Banking services corporate clients with an annual turnover of £500m and above. CIB clients require specially tailored solutions and value-added services due to their size, complexity and sophistication. We provide these clients with products to manage currency fluctuations, protect against interest rate risk, and arrange capital markets finance and specialist trade finance solutions, as well as providing support to the rest of Santander UK’s business segments.
–Corporate Centre mainly includes the treasury, non-core corporate and legacy portfolios Corporate Centre is also responsible for managing capital and funding, balance sheet composition, structure, pension and strategic liquidity risk. To enable a more targeted and strategically aligned apportionment of capital and other resources, revenues and costs incurred in Corporate Centre are allocated to the three business segments. The non-core corporate and legacy portfolios are being run-down and/or managed for value.
The segmental basis of presentation in this Annual Report has changed following a management review of our structure. As a result, customer assets of £2.0bn and customer deposits of £3.1bn have been transferred from Business Banking (in Retail Banking) to CCB, non-core corporate mortgages of £0.4bn have been transferred from Corporate Centre to CCB, and a number of smaller business lines have been transferred from CIB to Corporate Centre. This resulted in an increase in profit before tax in Retail Banking of £18m (2019: decrease of £36m), a decrease in CCB of £9m (2019: increase of £24m), a decrease in CIB of £10m (2019: decrease of £1m), and an increase of £1m in Corporate Centre (2019: increase of £13m). The net impact for Santander UK was nil.
The segmental data below is presented in a manner consistent with the internal reporting to the committee which is responsible for allocating resources and assessing performance of the segments and has been identified as the chief operating decision maker. The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2020	£m	£m	£m	£m	£m
Net interest income/(expense)	3,100	364	55	(76)	3,443
Non-interest income	375	93	68	(4)	532
Total operating income/(expense)	3,475	457	123	(80)	3,975
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(316)	(114)	(109)	(2,452)
Credit impairment losses	(308)	(294)	(7)	(36)	(645)
Provisions for other liabilities and (charges)/release	(173)	(12)	(10)	(78)	(273)
Total operating credit impairment losses, provisions and charges	(481)	(306)	(17)	(114)	(918)
Profit/(loss) before tax	1,081	(165)	(8)	(303)	605

Revenue from external customers	4,160	549	123	(857)	3,975
Inter-segment revenue	(685)	(92)	—	777	—
Total operating income/(expense)	3,475	457	123	(80)	3,975

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	441	41	10	—	492
–Insurance, protection and investments	65	—	—	—	65
–Credit cards	67	—	—	—	67
–Non-banking and other fees(2)	15	47	66	4	132
Total fee and commission income	588	88	76	4	756
Fee and commission expense	(335)	(19)	(10)	(7)	(371)
Net fee and commission income/(expense)	253	69	66	(3)	385

Customer loans	183,404	17,626	2,784	3,196	207,010
Total assets(3)	192,070	17,626	2,784	79,852	292,332
Customer deposits	152,167	24,985	6,506	2,049	185,707
Total liabilities	152,715	25,011	6,517	92,153	276,396

Average number of full-time equivalent staff	19,151	2,092	716	39	21,998
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2019	£m	£m	£m	£m	£m
Net interest income/(expense)	2,827	422	62	(19)	3,292
Non-interest income	691	109	70	11	881
Total operating income/(expense)	3,518	531	132	(8)	4,173
Operating expenses before credit impairment losses, provisions and charges	(1,980)	(324)	(130)	(65)	(2,499)
Credit impairment (losses)/releases	(156)	(45)	(22)	2	(221)
Provisions for other liabilities and charges	(290)	(22)	(16)	(113)	(441)
Total operating credit impairment losses, provisions and charges	(446)	(67)	(38)	(111)	(662)
Profit/(loss) before tax	1,092	140	(36)	(184)	1,012

Revenue from external customers	4,255	633	138	(853)	4,173
Inter-segment revenue	(737)	(102)	(6)	845	—
Total operating income/(expense)	3,518	531	132	(8)	4,173

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	696	49	13	—	758
–Insurance, protection and investments	76	—	—	1	77
–Credit cards	86	—	—	—	86
–Non-banking and other fees(2)	61	58	67	5	191
Total fee and commission income	919	107	80	6	1,112
Fee and commission expense	(373)	(23)	(17)	(13)	(426)
Net fee and commission income/(expense)	546	84	63	(7)	686

Customer loans	178,762	18,391	4,041	3,814	205,008
Total assets(3)	185,920	18,391	4,046	73,345	281,702
Customer deposits	142,735	20,546	6,102	2,332	171,715
Total liabilities	143,602	20,572	6,233	95,278	265,685

Average number of full-time equivalent staff	20,594	2,151	804	21	23,570

2018
Net interest income	3,076	470	69	(12)	3,603
Non-interest income	632	115	132	52	931
Total operating income	3,708	585	201	40	4,534
Operating expenses before credit impairment losses, provisions and charges	(1,914)	(318)	(203)	(144)	(2,579)
Credit impairment (losses)/ releases	(135)	(8)	(14)	4	(153)
Provisions for other liabilities and charges	(228)	(16)	(8)	(5)	(257)
Total operating credit impairment losses, provisions and (charges)/releases	(363)	(24)	(22)	(1)	(410)
Profit/(loss) before tax	1,431	243	(24)	(105)	1,545

Revenue from external customers	4,361	750	245	(822)	4,534
Inter-segment revenue	(653)	(165)	(44)	862	—
Total operating income	3,708	585	201	40	4,534

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	690	49	14	—	753
–Insurance, protection and investments	105	—	—	—	105
–Credit card fees	85	—	—	—	85
–Non-banking and other fees(2)	76	65	81	5	227
Total fee and commission income	956	114	95	5	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)
Net fee and commission income	574	89	81	5	749

Customer loans	171,134	19,858	4,543	4,051	199,586
Total assets(3)	177,959	19,858	3,244	82,311	283,372
Customer deposits	139,976	19,695	4,853	2,791	167,315
Total liabilities	140,750	19,723	4,400	102,590	267,463

Average number of full-time equivalent staff	20,964	2,102	985	154	24,205
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.